Label	Element	Value
BNY Mellon AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BNY MELLON MUNICIPAL FUNDS, INC. BNY Mellon AMT-Free Municipal Bond Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon AMT-Free Municipal Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supplements and supersedes any contrary information in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary—Principal Investment Strategy" in the prospectus:

The fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from the federal alternative minimum tax.

Although the fund seeks to provide income exempt from federal income tax and the federal alternative minimum tax, income from some of the fund's holdings may be subject to these taxes.